Research and development expenses (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Research and development expenses
Labour	$ 1,265,310	$ 873,905	$ 3,606,535	$ 2,401,339
Materials	2,003,246	757,505	3,602,274	2,517,477
Government grants	(1,800)	(725,599)	(382,993)	(734,229)
Research and development expenses	$ 3,266,756	$ 905,811	$ 6,825,816	$ 4,184,587